Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of geographic information for revenue

Geographic information for revenue for the years ended December 31, 2014 and 2013 was as follows:

	Year Ended December 31, 2014
Revenue:	United States	Europe		Mexico		Total
Rental income	$4,619,188		$—		$—	$4,619,188
Finance income	$114,963		$77,475		$—	$192,438
Interest income	$1,923,811		$—		$485,472	$2,409,283
Investment income from equity method investment	$12,701		$—		$—	$12,701
Gain on sale of assets	$160,000		$—		$—	$160,000
Other income	$6,300	$		$		$6,300

	Year Ended December 31, 2013
Revenue:	United States	Europe	Mexico	Total
Rental income	$127,501	$—	$—	$127,501
Interest income	$170,263	$—	$—	$170,263
Other income	$1,000	$—	$—	$1,000

Schedule of geographic information for long-lived assets

Geographic information for long-lived assets at December 31, 2014 and 2013 was as follows:

	December 31, 2014
Long-lived assets:	United States	Europe	Mexico	Total
Investment in finance leases, net	$1,268,085	$224,693	$—	$1,492,778
Investments in equipment subject to operating leases, net	$14,265,326	$—	$—	$14,265,326
Equipment notes receivable, including accrued interest	$1,358,372	$—	$2,983,347	$4,341,220
Equipment loans receivable, including accrued interest	$11,429,927	$—	$—	$11,429,927
Collateralized loan receivable, including accrued interest	$—	$—	$—	$—

	December 31, 2013
Long-lived assets:	United States	Europe	Mexico	Total
Investment in finance leases, net	$—	$—	$—	$—
Investments in equipment subject to operating leases, net	$11,165,590	$—	$—	$11,165,590
Equipment notes receivable, including accrued interest	$402,088	$—	$2,290,812	$2,692,900
Equipment loans receivable, including accrued interest	$6,550,448	$—	$—	$6,550,448
Collateralized loan receivable, including accrued interest	$324,519	$—	$—	$324,519

SQN AIF IV, GP LLC [Member]
Schedule of geographic information for revenue

Geographic information for revenue for the years ended December 31, 2014 and 2013 was as follows:

	Year Ended December 31, 2014
	United States	Europe		Mexico		Total
Revenue:
Rental income	$4,619,188		$—		$—	$4,619,188
Finance income	$114,963		$77,475		$—	$192,438
Interest income	$1,931,753		$—		$485,472	$2,417,225
Investment income from equity method investment	$12,701		$—		$—	$12,701
Gain on sale of assets	$160,000		$—		$—	$160,000
Other income	$6,300	$		$		$6,300

	Year Ended December 31, 2013
	United States	Europe	Mexico	Total
Revenue:
Rental income	$127,501	$—	$—	$127,501
Interest income	$172,274	$—	$—	$172,274
Other income	$1,000	$—	$—	$1,000

Schedule of geographic information for long-lived assets

Geographic information for long-lived assets at December 31, 2014 and 2013 was as follows:

	December 31, 2014
	United States	Europe	Mexico	Total
Long-lived assets:
Investment in finance leases, net	$1,268,085	$224,693	$—	$1,492,778
Investments in equipment subject to operating leases, net	$14,265,326	$—	$—	$14,265,326
Equipment notes receivable, including accrued interest	$1,358,372	$—	$2,983,347	$4,341,220
Equipment loans receivable, including accrued interest	$11,429,927	$—	$—	$11,429,927

	December 31, 2013
	United States	Europe	Mexico	Total
Long-lived assets:
Investments in equipment subject to operating leases, net	$11,165,590	$—	$—	$11,165,590
Equipment notes receivable, including accrued interest	$402,088	$—	$2,290,812	$2,692,900
Equipment loans receivable, including accrued interest	$6,550,448	$—	$—	$6,550,448
Collateralized loan receivable, including accrued interest	$324,519	$—	$—	$324,519